Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of Cash and Cash Equivalents

(in millions)	December 31, 2022	December 31, 2021
Cash at banks and on hand	€1,325.2	€1,092.7
Cash equivalents	12,549.9	600.0
Bank deposits	9,401.0	600.0
Money market funds	3,148.9	—

Total	€13,875.1	€1,692.7

Summary of Financial Assets at Amortized Cost and at Fair Value through OCI and Profit or Loss
Set out below, is an overview of financial assets at amortized cost and at fair value through OCI and profit or loss, other than cash and cash equivalents, held by the Group as of the dates indicated:
Financial assets

(in millions)	December 31, 2022	December 31, 2021

Derivatives not designated as hedging instruments
Foreign exchange forward contracts	€183.7	€5.7
Equity instruments designated at fair value through OCI
Non-listed equity investments	57.1	19.5
Listed equity investments	20.0	—
Financial assets at amortized cost
Trade and other receivables	7,145.6	12,381.7
Cash deposit with an original term of six months	—	375.2
Other financial assets	8.8	2.5

Total	€7,415.2	€12,784.6

Total current	7,335.0	12,763.3

Total non-current	80.2	21.3

Summary of Financial Liabilities at Amortized Cost and at Fair Value through Profit or Loss
Set out below, is an overview of financial liabilities, other financial liabilities and trade payables held by the Group as of the dates indicated:
Lease liabilities, loans and borrowings

(in millions)	December 31, 2022	December 31, 2021

Lease liabilities	€210.1	€181.6
Convertible note – host contract (1)	—	99.7
Loans and borrowings	2.1	20.2

Total	€212.2	€301.5

Total current	36.0	129.9

Total non-current	176.2	171.6

(1)	The convertible note was fully redeemed by exercising our early redemption option as of March 1, 2022, the redemption date.
Other financial liabilities

(in millions)	December 31, 2022	December 31, 2021

Derivatives not designated as hedging instruments
Convertible note – embedded derivative (1)	€—	€308.7
Foreign exchange forward contracts	—	63.0
Financial liabilities at fair value through profit or loss
Contingent consideration	6.1	6.1

Total financial liabilities at fair value	€6.1	€377.8

Trade payables and other financial liabilities at amortized cost, other than loans and borrowings
Trade payables	204.1	160.0
Other financial liabilities	785.1	818.7

Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€989.2	€978.7

Total other financial liabilities	€995.3	€1,356.5

Total current	989.2	1,350.4

Total non-current	6.1	6.1

(1)	The convertible note was fully redeemed by exercising our early redemption option as of March 1, 2022, the redemption date.
Total financial liabilities

(in millions)	December 31, 2022	December 31, 2021
Lease liabilities, loans and borrowings	€212.2	€301.5
Other financial liabilities	995.3	1,356.5

Total	€1,207.5	€1,658.0

Total current	1,025.2	1,480.3
Total non-current	182.3	177.7
The maturity profile of our financial
liabilities
based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2022
(in millions)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	€—	€2.1	€—	€2.1
Trade and other payables	204.1	—	—	204.1
Lease liabilities	40.5	112.9	79.1	232.5
Contingent consideration	—	—	6.1	6.1
Other financial liabilities	785.1	—	—	785.1

Total	€1,029.7	€115.0	€85.2	€1,229.9

Year ended December 31, 2021
(in millions)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	€2.6	€11.5	€6.1	€20.2
Trade and other payables	160.0	—	—	160.0
Lease liabilities	31.3	89.1	88.9	209.3
Contingent consideration	—	—	6.1	6.1
Foreign exchange forward contracts	63.0	—	—	63.0
Other financial liabilities	818.7	—	—	818.7

Total	€1,075.6	€100.6	€101.1	€1,277.3

Summary of Carrying Amount of Monetary Assets
The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions)	December 31, 2022	December 31, 2021

Cash and cash equivalents in U.S. dollar	€1,487.4	€436.2
Monetary assets in U.S. dollar	7,098.5	11,895.5
Monetary liabilities and provisions in U.S. dollar	1,527.8	656.7

Total	€7,058.1	€11,675.0

Summary of Effect of Changes in Foreign Exchange Rates
The following tables demonstrate the sensitivity to a reasonably possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

		1 € =	Closing rate		Average rate
Currency	Country		2022	2021	2022	2021

U.S. dollar	United States		1.0666	1.1326	1.0530	1.1827

(in millions)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre- tax equity
2022	+5%	€(195.2)	€(191.5)
	-5%	215.7	211.7
2021	+5%	(329.5)	(328.5)
	-5%	364.3	363.0

Summary of Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2022
(in millions)	January 1, 2022	Cash flows	Acquisition of subsidiaries and businesses	Changes in fair value	New leases and disposals	Reclassification	Other		December 31, 2022

Current obligations under lease contracts	€27.9	€(41.1)	€—	€—	€14.8	€33.3	€1.1		€36.0
Non-current obligations under lease contracts	153.7	—	—	—	52.6	(33.3)	1.1		174.1

Loans and borrowings	119.9	(18.0)	—	—	—	—	(99.8	) (1)	2.1

Convertible note – embedded derivative	308.7	—	—	—	—	—	(308.7	) (1)	—

Total	€610.2	€(59.1)	€—	€—	€67.4	€—	€(406.3)		€212.2

(1)	Related to the early redemption of our convertible note during the year ended December 31, 2022 , as further described in Note 15.

Year ended December 31, 2021
(in millions)	January 1, 2021	Cash flows	Acquisition of subsidiaries and businesses	Changes in fair value	New leases and disposals	Reclassification	Other	December 31, 2021

Current obligations under lease contracts	€6.1	€(14.1)	€—	€—	€22.1	€13.4	€0.4	€27.9
Non-current obligations under lease contracts	78.1	—	—	—	87.7	(13.4)	1.3	153.7

Loans and borrowings	155.9	(52.6)	1.3	—	—	—	15.3	119.9

Convertible note – embedded derivative	30.9	—	—	277.8	—	—	—	308.7

Total	€271.0	€(66.7)	€1.3	€277.8	€109.8	€—	€17.0	€610.2